Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Profit for the year	R$ 219,294	R$ 115,973	R$ 219,459
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(22,175)	26,498	(2,603)
Total comprehensive income for the year	197,119	142,471	216,856
Attributable to:
Shareholders of the parent company	195,404	144,700	218,005
Non-controlling interests	1,715	(2,229)	(1,149)
Total comprehensive income for the year	R$ 197,119	R$ 142,471	R$ 216,856